UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  March 31, 2009

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	May 14, 2009

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  49
Form 13F Information Table Value Total:  244769

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											    VOTING AUTHORITY
											SOLE   SHARED      NONE
3 M Company	COM	88579y101	2988	60100	SH		SOLE		12605		47495
AIG		COM	026874107	532	532425	SH		SOLE		110610		421815
Amgen		COM	031162100	5839	117905	SH		SOLE		26620		91285
Applied MaterialCOM	038222105	4481	416810	SH		SOLE		81930		334880
Avon		COM	054303102	4648	241680	SH		SOLE		43740		197940
Bank of NY	COM	064057102	4411	156158	SH		SOLE		43700		112458
BB&T CORP	COM	054937107	3374	199437	SH		SOLE		42625		156812
Bed Bath&Beyond	COM	075896100	8569	346210	SH		SOLE		69280		276930
BJ Services	COM	055482103	3255	327135	SH		SOLE		58720		268415
Caterpillar Inc	COM	149123101	2551	91235	SH		SOLE		18295		72940
Cintas Corp	COM	172908105	10203	412740	SH		SOLE		84850		327890
Cisco Systems	COM	17275R102	2665	158942	SH		SOLE		32720		126222
Coca Cola 	COM	191216100	6594	150036	SH		SOLE		0		150036
ConocoPhillips	COM	20825C104	3695	94360	SH		SOLE		19690		74670
Dell Inc	COM	24702R101	8109	855425	SH		SOLE		159910		695515
Eli Lilly 	COM	277461109	9581	286782	SH		SOLE		57810		228972
Fed. Nat'l Mtg	COM	313586109	444	633644	SH		SOLE		148350		485294
FedEx Corp	COM	31428X106	2536	56995	SH		SOLE		11950		45045
Forest Lab	COM	345838106	5468	248985	SH		SOLE		49430		199555
Gannett Co	COM	364730101	1167	530295	SH		SOLE		105890		424405
GE	 	COM	369604103	5884	581996	SH		SOLE		114440		467556
Harley Davidson	COM	412822108	2326	173737	SH		SOLE		30430		143307
Home Depot 	COM	437076102	9939	421862	SH		SOLE		83422		338440
Intel Corp 	COM	458140100	12750	848326	SH		SOLE		171770		676556
johnson&Johnson	COM	478160104	3535	67192	SH		SOLE		13850		53342
Legg Mason, Inc	COM	524901105	8120	510700	SH		SOLE		92900		417800
Lowe's CompaniesCOM	548661107	5124	280780	SH		SOLE		59360		221420
Maxim IntegratedCOM	57772K101	7457	564505	SH		SOLE		109020		455485
MGIC Investment	COM	552848103	1025	721997	SH		SOLE		177640		544357
Microsoft Corp 	COM	594918104	7709	419628	SH		SOLE		86520		333108
Nabors Ind.	COM	G6359F103	1922	192410	SH		SOLE		38990		153420
Nokia Corp	COM	654902204	7111	609346	SH		SOLE		125070		484276
Patterson Co	COM	703395103	6210	329265	SH		SOLE		67420		261845
Pfizer Inc	COM	717081103	8266	609903	SH		SOLE		122434		484469
Pitney Bowes	COM	724479100	4450	190604	SH		SOLE		38925		151679
RoyalDutchShell	COM	780259206	2777	62680	SH		SOLE		14500		48180
State Street	COM	857477103	3583	116420	SH		SOLE		25150		91270
Sysco Corp	COM	871829107	7392	324202	SH		SOLE		65180		259022
T Rowe Price	COM	74144T108	2517	87200	SH		SOLE		17770		69430
UPS		COM	911363109	5774	117320	SH		SOLE		23980		93340
Vulcan MaterialsCOM	929160109	2862	64620	SH		SOLE		13440		51180
Walgreens	COM	931422109	4485	172760	SH		SOLE		34930		137830
Walmart		COM	931142103	6005	115259	SH		SOLE		22720		92539
Waste Mgmt	COM	94106L109	5000	195293	SH		SOLE		39585		155708
Xerox	 	COM	984121103	3057	671799	SH		SOLE		123619		548180
XL Capital	COM	G98255105	4905	898402	SH		SOLE		114980		783422
Zimmer Holding	COM	98956P102	6670	182742	SH		SOLE		38435		144307
DJ Regional BankISHARES TR 464288778	6223	397405	SH		SOLE		0		397405
Lehman AGG	ISHARES TR 464287226	290	2855	SH		SOLE		0		2855
SP 100 IDX FD	ISHARES	TR 464287101	291	7700	SH		SOLE		0		7700
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